Nature of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Nature of Business and Summary of Significant Accounting Policies

(1) Nature of Business and Summary of Significant Accounting Policies

(a)
Nature of Operations

Textainer Group Holdings Limited (“TGH”) is incorporated in Bermuda. TGH is the holding company of a group of companies, consisting of TGH and its subsidiaries (collectively, the “Company”), involved in the purchase, management, leasing and resale of a fleet of marine cargo containers. The Company also manages and provides administrative support to the third-party owners’ (the “Container Investors”) container fleets.

The Company conducts its business activities in three main areas: Container Ownership, Container Management and Container Resale. These activities are described below (also see Note 9 “Segment Information”).

Container Ownership

The Company’s containers consist primarily of standard dry freight containers, but also include refrigerated and other special-purpose containers. These owned containers are financed through retained earnings; revolving credit facilities, secured debt facilities and term loans provided by banks; bonds payable to investors; and a public offering of TGH’s common and preferred shares. Expenses related to lease rental income of the owned fleet primarily include direct container expenses, depreciation expense and interest expense.

Container Management

The Company manages, on a worldwide basis, a fleet of containers for and on behalf of the Container Investors. All rental operations are conducted worldwide in the name of the Company who, as agent for the Container Investors, acquires and sells containers, enters into leasing agreements and depot service agreements, bills and collects lease rentals from the lessees, disburses funds to depots for container handling, and remits net amounts, less management fees and commissions, to the Container Investors.

Fees earned by the Company under the management agreements are typically a percentage of net operating income of each Container Investor’s fleet and consist of fees for leasing services related to the management of the containers, sales commissions and net acquisition fees earned on the acquisition of containers. Lease rental income and expenses arising from the operation of the managed fleet are presented on a gross basis, whereby revenue billed to shipping lines and expenses incurred and distributions to the container investors of the managed fleet are presented in the Company’s consolidated statements of operations. Accounts receivable and vendor payables arising from direct container operations of the managed containers are presented on a gross basis in the Company’s consolidated balance sheets. See Note 2 “Managed Container Fleet” for information on the managed fleet containers.

Container Resale

The Company buys and subsequently resells containers (trading containers) from third parties. Container sales revenue represents the proceeds on the sale of containers purchased for resale. Cost of containers sold represents the cost of equipment purchased for resale that were sold as well as the related selling costs. The Company earns sales commissions related to the sale of the containers that it manages.

(b)
Principles of Consolidation and Variable Interest Entity

The consolidated financial statements of the Company include TGH and all of its wholly-owned subsidiaries. All significant intercompany accounts and balances have been eliminated in consolidation. The Company determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a variable interest entity or a voting interest entity. If it is determined that the Company does not have a variable interest in the entity, no further analysis is required, and the Company does not consolidate the entity. There were no variable interest entities or voting interest entities (other than wholly-owned subsidiaries) required to be consolidated in the Company's consolidated financial statements as of December 31, 2022 and 2021.

Managed Containers

The Company enters into container management agreements with Container Investors. The fees earned by the Company for managing container portfolios on behalf of Container Investors are commensurate with the level of effort required to provide those management services and the Company does not have the obligation to absorb losses or the right to receive benefits that may be significant to the Container Investors. As such, the Company is not the primary beneficiary and does not consolidate the Container Investors. Managed containers which are owned by Container Investors are not assets of the Company and are not included in the consolidated financial statements, except for certain managed containers that the Company is deemed to own with associated container leaseback financial liability of the Company in accordance with Topic 842, Leases (see Note 1(a) “Nature of Operations” and Note 2 “Managed Container Fleet”).

Owned Containers

The majority of the container equipment included in the accompanying consolidated financial statements is owned by Textainer Limited (“TL”), Textainer Marine Containers II Limited (“TMCL II”) and Textainer Marine Containers VII Limited (“TMCL VII”), all Bermuda companies and all of which were wholly-owned subsidiaries of the Company as of December 31, 2022 and 2021. As of December 31, 2022 and 2021, all owned containers are pledged as collateral for debt.

(c)
Concentration of Credit Risk

The Company's container leasing equipment and accounts receivable subject it to potential credit risk. Credit risk is mitigated by the Company's assessment of the creditworthiness of container shipping lines and the ongoing monitoring of the customers’ financial condition, credit history and outstanding accounts receivable balances (see Note 1 (g) “Allowance for Credit Losses” for further discussions on the Company’s ongoing credit review of lessees). The Company’s customers are mainly international shipping lines, which transport goods on international trade routes. Once the containers are on-hire with a lessee, the Company does not track their location. The domicile of the lessee is not indicative of where the lessee is transporting the containers. The Company’s business risk in its geographic concentration lies with the creditworthiness of the lessees rather than the location of the containers or the domicile of the lessees.

Total lease rental income, as reported in the consolidated statements of operations, comprises revenue earned from leases on containers in the Company’s total fleet, including revenue earned from leases on containers in its managed fleet. Except for the lessees noted in the table below, no other single lessee accounted for more than 10% of the Company’s total lease rental income during the years ended December 31, 2022, 2021 and 2020:

Total Lease Rental Income	2022	2021	2020
Customer A	24.4%	21.0%	17.8%
Customer B	11.7%	12.2%	13.1%
Customer C	10.8%	12.1%	9.7%

Other financial instruments that are exposed to concentrations of credit risk are cash and cash equivalents, restricted cash balances, and derivatives (see Note 1 (e) "Cash and Cash Equivalents and Restricted Cash" and Note 8 "Derivative Instruments" for further discussions). The Company believes no significant concentration risk exists with respect to its cash and cash equivalents and restricted cash balances. The Company does not anticipate any non-performance by the derivative counterparties.

(d)
Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management evaluates its estimates on an ongoing basis, including those significantly related to the container leasing equipment, containers held for sale, allowance for credit losses, income taxes and accruals.

These estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments regarding the carrying values of assets and liabilities. Actual results could differ from those estimates under different assumptions or conditions.

(e)
Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents are comprised of interest-bearing deposits or money market securities with original maturities of three months or less. The Company maintains cash and cash equivalents and restricted cash (see Note 10 “Commitments and Contingencies—Restricted Cash”) with various financial institutions. These financial institutions are located in Bermuda, Canada, Malaysia, Singapore, South Africa, the United Kingdom and the United States. A significant portion of the Company’s cash and cash equivalents and restricted cash is maintained with a small number of banks and, accordingly, the Company is exposed to the credit risk of these counterparties in respect of the Company’s cash and cash equivalents and restricted cash. Furthermore, the deposits maintained at some of these financial institutions exceed the amount of insurance provided on the deposits. Restricted cash is excluded from cash and cash equivalents and is included in non-current assets reported within the consolidated balance sheets.

(f)
Revenue Recognition

The components of the Company’s revenue as presented in the consolidated statements of operations and in Note 9 “Segment Information” are as follows:

Lease Rental Income

Lease rental income arises principally from leasing containers to various international shipping lines and includes all rental charges billed to the lessees. Lease rental income from owned fleet comprises rental income for the container fleet owned by the Company. Lease rental income from managed fleet comprises rental income for the container fleet owned by the Container Investors. For lease accounting purposes, the management agreements with these Container Investors are deemed to convey to the Company the right to control the use of the managed containers and are therefore accounted for as “operating leases - managed fleet” as reported in the consolidated statements of operations (see Note 2 “Managed Container Fleet” for further information).

Revenue is recorded when earned according to the terms of the container lease contracts with customers. Revenue is earned and recognized evenly over the period that the equipment is on lease. These contracts are typically for terms of five or more years and are generally classified as operating leases. Where minimum lease payments vary over the lease term, revenue is recognized on a straight-line basis over the term of the lease. Lease rental income comprises daily per diem rental charges due under the lease agreements, together with payments for other charges set forth in the leases, such as handling fees, drop-off charges, pick-up charges, and charges for a damage protection plan.

Under long-term lease agreements, containers are usually leased from the Company for periods of five or more years. Under master lease agreements, the lessee is not committed to leasing a minimum number of containers from the Company during the lease term and may generally return the containers to the Company at any time, subject to certain restrictions in the lease agreement. Under long-term lease and master lease agreements, revenue is earned and recognized evenly over the period that the equipment is on lease.

Under finance leases, the containers are usually leased from the Company for the remainder of the container’s useful life and ordinarily provide lessees with a right to purchase the subject containers for a nominal amount at the end of the lease term. Finance lease income is recognized using the effective interest method, which generates a constant rate of interest over the period of the lease.

Under sales-type leaseback arrangements that are accounted for as financing transactions, the Company recorded a container leaseback financing receivable in the amount paid for the purchased containers that were leased back to the seller-lessees. Payments made by the seller-lessees are recorded as a reduction to the container leaseback financing receivable and as interest income. Interest income is recognized using the effective interest method, which generates a constant rate of interest over the period of the arrangement.

The Company’s container leases generally do not include step-rent provisions, nor do they depend on indices or rates. The Company recognizes revenue on container leases that include lease concessions in the form of free-rent periods using the straight-line method over the minimum terms of the leases.

The Company will cease recognition of lease revenue if and when a container lessee defaults in making timely payments and when determined that future lease payments are not likely to be collected from the lessee (see Note 1 (f) “Allowance for Credit Losses” for further discussions on the Company’s ongoing credit review of lessees).

Management Fees - Non-leasing

Under the Company’s management service agreements with Container Investors, fees are earned for the acquisition and sale of containers under management (see Note 2 “Managed Container Fleet” for further information). Acquisition fees from purchases of containers for managed fleet are deferred and recognized as earned on a straight-line basis over the deemed lease term.

Trading Container Margin

The Company’s trading container sales proceeds arise from the resale of new and used trading containers that were acquired for resale to a wide variety of buyers. The related expenses represent the cost of trading containers sold as well as other selling costs that are recognized as incurred. Revenue is recorded when control of the containers is transferred to the customer, which typically occurs upon delivery to, or pick-up by, the customer and when collectability is reasonably assured.

(g)
Allowance for Credit Losses

Accounts receivable, net investment in finance leases and container leaseback financing receivable are stated at amortized cost net of allowance for credit losses. Subsequent changes in the estimated allowance for credit losses are recognized in “bad debt expense (recovery), net” in the consolidated statements of operations (see Note 5 “Allowance for Credit Losses” for further information).

Accounts Receivables

The Company maintains allowances, if necessary, for doubtful accounts against accounts receivables resulting from the inability of its lessees to make required payments related to billed amounts under the operating leases, finance leases, container leaseback financing receivable and for sales of owned fleet containers and trading containers. The allowance is developed based on two components: (1) specific reserves for receivables for which management believes full collection is doubtful; and (2) a general reserve for estimated losses inherent in the receivables based upon historical trends and age of the balances. These allowances are based on an ongoing review of the creditworthiness, but not limited to, each lessee’s payment history, management’s current assessment of the financial condition of the Company’s lessees, their ability to make their required payments and the recoverability. The Company considers an account past due when a payment has not been received in accordance with the terms of the lease agreement, and if the financial condition of the Company’s lessees deteriorates resulting in an impairment of their ability to make payments, additional allowances may be required.

Accounts receivables are generally written off after an analysis is completed which indicates that collection of the full balance is remote. Changes in economic conditions or other events may necessitate additions or deductions to the allowance for doubtful accounts. The allowance is intended to provide for losses inherent in the owned and managed fleet’s accounts receivable and requires the application of estimates and judgments as to the outcome of collection efforts and the realization of collateral, among other things.

Net Investment in Finance Leases and Container Leaseback Financing Receivables

The Company maintains allowances for credit losses against net investment in finance leases and container leaseback financing receivable related to unbilled amounts under the finance leases and the sales-type leaseback arrangements accounted for as financing receivable. The Company estimates its potential future expected credit losses based on historical losses from lessee defaults, current economic conditions and reasonable and supportable forecasts that may affect the collectability of the reported amount. The Company monitors its container lessees’ performance and its lease exposures on an ongoing basis. The Company evaluates its exposure by portfolio with similar risk characteristics based on the creditworthiness, external credit data and overall credit quality of its lessees.

The Company’s internal risk rating categories are “Tier 1” for the lowest level of risk which are typically the large international shipping lines with strong financial and asset base; “Tier 2” for moderate level of risk which includes lessees which are well-established in the market; and “Tier 3” for the highest level of risk which includes smaller shipping lines or lessees that exhibit high volatility in payments on a regular basis.

(h)
Direct Container Expenses – Owned Fleet

Direct container expense – owned fleet represents the operating costs arising from the containers owned by the Company and includes storage, handling, maintenance and repair, repositioning, agent, and insurance expense. These costs are recognized when incurred.

(i)
Distribution Expense to Managed Fleet Container Investors

The Company’s distribution amounts to Container Investors for the managed fleet includes the net operating income of each Container Investor’s fleet, reduced by associated lease management fees earned and retained by the Company. This amount is also reduced by expenses related to the operation of the managed containers which are presented on a gross basis in the consolidated statements of operations. Expenses related to the operation of the managed containers such as storage, handling, repairs, repositioning, agent, insurance expense and general and administrative expenses are recognized when incurred.

(j)
Trading Containers and Containers Held for Resale

The Company, through one or more of its subsidiaries, buys trading containers for resale, which are valued at the lower of cost or fair value. The cost of trading containers sold is specifically identified. In addition, containers identified as being available for sale are valued at the lower of carrying value or fair value, less cost to sell. The fair value is estimated based on recent gross sales proceeds for sales of similar containers. Trading containers and containers held for resale are not subject to depreciation.

(k)
Foreign Currencies

A functional currency is determined for each of the Company’s entities based on the currency of the primary economic environment in which the entity operates. The Company’s functional currency is the U.S. dollar, excluding its foreign subsidiaries Textainer Equipment Management (United Kingdom) Limited and Textainer Equipment Management (Singapore) Pte Ltd. Assets and liabilities denominated in a currency other than the entity’s functional currency are re-measured into its functional currency at the balance sheet date with a gain or loss recognized in current year net income. Foreign currency exchange gains or losses that arise from exchange rate changes on transactions denominated in a foreign currency are recognized in net income as incurred. Foreign currency exchange losses, reported in “direct container expense – owned fleet” in the consolidated statements of operations were $436, $195, and $251 for the years ended December 31, 2022, 2021 and 2020, respectively. For consolidation purposes, the financial statements are translated into U.S. dollars using the current exchange rate for the assets and liabilities and a weighted average exchange rate for the revenues and expenses recorded during the year with any translation adjustment shown as an element of accumulated other comprehensive income.

The Company also has certain cash accounts that are denominated in currencies other than the Company's functional currency, which are remeasured at each balance sheet date at the exchange rates in effect as of those dates. The (losses) gains due to changes in exchange rates from remeasurement were $(855), $(524) and $654 for the years ended December 31, 2022, 2021 and 2020, respectively, which were included in “other, net” in the consolidated statements of operations.

(l)
Fixed Assets and Capitalized Implementation Costs

Fixed assets are recorded at cost and depreciated on a straight-line basis over the estimated useful lives of such property, furniture and equipment, ranging from three to seven years. Expenditures for maintenance and repairs are expensed as they are incurred. As of December 31, 2022 and 2021, fixed assets amounted to $3,654 and $1,585, respectively, net of accumulated depreciation of $13,711 and $13,296, respectively, which were included in “other assets” in the consolidated balance sheets.

Implementation costs associated with cloud-based hosting arrangement that is a service contract are capitalized when incurred during the application development phase. As of December 31, 2022 and 2021, the Company’s aggregate capitalized implementation costs amounted to $11,641 and $8,767, respectively, were included in “prepaid expenses and other current assets” in the Company’s consolidated balance sheets. Amortization of the capitalized implementation costs relating to the new enterprise resource planning (ERP) system commenced in January 2022 when the hosting arrangement was ready for its intended use and is being amortized on a straight-line basis over seven years which is the term of the hosting arrangement, including reasonably certain renewals. As of December 31, 2022, the Company recorded amortization of capitalized implementation costs of $937, which was included in “general and administrative expense” in the Company’s consolidated statements of operations.

(m)
Containers

Capitalized costs for container leasing equipment include the container cost payable to the manufacturer, inspection, delivery and the associated transportation costs incurred in moving the Company’s containers from the manufacturer to the containers’ first destined port. Container leasing equipment are depreciated using the straight-line method over their estimated useful lives to an estimated residual value. Used containers are depreciated based upon their remaining useful lives at the date of acquisition to an estimated residual value. Repair and maintenance costs that do not extend the useful lives of the container leasing equipment are recognized in “direct container expense - owned fleet” in the consolidated statements of operations at the time the costs are incurred.

The Company evaluates the estimated residual values and remaining estimated useful lives on a regular basis to determine whether a change in its estimates of useful lives and residual values is warranted. To perform this assessment, the Company analyzed sales data over a minimum of a ten-year period which reflected the cyclical nature of the global economic environment and its industry and assessed whether the average selling prices fall within a reasonable range compared to current residual values. The Company determined that a ten-year length of time includes sufficient periods of high and low used container prices to estimate future residual values. If the ten-year period was outside of the range of a container type, the Company evaluated the trend in average selling prices over three, five, and seven-year periods to corroborate the trend in the ten-year period. The Company then performed a comparison of the estimated residual values to publicly available peer data within the industry. The Company completed its annual depreciation and residual value policy review and concluded no change was necessary during the year ended December 31, 2022.

The Company estimates the useful lives and residual values of its container leasing equipment to be as follows:

	As of December 31, 2022 and 2021
	Estimated useful	Residual
	life (years)	Value
Dry containers other than open top and flat rack containers:
20'	13	$1,000
40'	14	$1,200
40' high cube	13	$1,400
45' high cube	13	$1,500
Refrigerated containers:
20'	12	$2,750
20' high cube	12	$2,049
40' high cube	12	$4,000
Open top and flat rack containers:
20' folding flat rack	15	$1,300
40' folding flat rack	16	$1,700
20' open top	15	$1,500
40' open top	14	$2,500
Tank containers	20	10% of cost

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of December 31, 2022 and 2021 were as follows:

	2022			2021
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,469,668	$(490,098)	$979,570	$1,530,464	$(471,549)	$1,058,915
40'	121,512	(51,170)	70,342	141,292	(55,448)	85,844
40' high cube	3,416,785	(906,234)	2,510,551	3,496,469	(791,349)	2,705,120
45' high cube	24,718	(13,865)	10,853	27,354	(13,871)	13,483
Refrigerated containers:
20'	15,537	(8,472)	7,065	18,445	(8,899)	9,546
20' high cube	116	(95)	21	809	(606)	203
40' high cube	1,122,563	(503,886)	618,677	1,163,149	(462,645)	700,504
Open top and flat rack containers:
20' folding flat	15,840	(5,818)	10,022	16,206	(5,291)	10,915
40' folding flat	46,519	(20,335)	26,184	47,739	(19,073)	28,666
20' open top	12,731	(2,329)	10,402	13,046	(2,090)	10,956
40' open top	19,215	(4,774)	14,441	21,394	(4,827)	16,567
Tank containers	129,587	(22,591)	106,996	107,175	(16,016)	91,159
Total Containers	$6,394,791	$(2,029,667)	$4,365,124	$6,583,542	$(1,851,664)	$4,731,878

See Note 2 “Managed Container Fleet” for information on the managed fleet containers included above.

Impairment of Container Leasing Equipment

The Company reviews its container leasing equipment for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The Company compares the carrying value of the container leasing equipment to the expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying value exceeds expected future undiscounted cash flows, the assets are reduced to fair value. There was no such impairment on the Company’s container leasing equipment for the years ended December 31, 2022, 2021 and 2020.

Write-Off (Recoveries) of Container Leasing Equipment due to Lessees in Default

The Company evaluates the recoverability of the recorded amounts of container leasing equipment that are unlikely to be recovered from lessees in default. The Company recorded impairment charges during the years ended December 31, 2022, 2021 and 2020 of $1,935, $2,793 and $0, respectively, to write-off containers that were unlikely to be recovered from lessees in default, offset by gains of $827, $7,662 and $1,647, respectively, associated with recoveries on containers previously estimated as lost with lessees in default. The gain on container recovery of $7,577 during the year ended December 31, 2021 was mainly due to the reinstatement of containers with a previously insolvent and bankrupt lessee who made a successful exit from bankruptcy, and such containers had been written off in 2019. The gain on container recovery of $1,644 during the year ended December 31, 2020 was mainly due to a settlement agreement with an insolvent lessee on containers which were previously written off in 2018. These amounts are recorded in the consolidated statements of operations as “container lessee default expense (recovery), net”.

Impairment of Containers Held for Sale

Containers identified as being available for sale are valued at the lower of carrying value or fair value, less costs to sell. The Company records impairment to write-down the value of containers held for sale to their estimated fair value, less cost to sell, under observable (Level 2) market inputs. The fair value was estimated based on recent gross sales proceeds for sales of similar types of containers in the locations in which the containers are stored. When containers are sold or otherwise retired, the cost and related accumulated depreciation are removed, and any resulting gain or loss is recognized.

Subsequent additions or reductions to the fair values of these written down assets are recorded as adjustments to the carrying value of the containers held for sale. The carrying value of containers held for sale that have been impaired and written down to their estimated fair value less cost to sell was $3,556 and $270 as of December 31, 2022 and 2021, respectively. Any subsequent increase in fair value less costs to sell is recognized as a reversal of container impairment but not in excess of the cumulative loss previously recognized. During the years ended December 31, 2022, 2021 and 2020, the Company recorded container impairment charges (reversals) of $2,325, $(385) and $11,094, respectively, to write down the value of containers held for sale to their estimated fair value less cost to sell, net of reversals of previously recorded impairments on containers held for sale, due to rising used container prices. The impairment charges (reversals) are included in “depreciation and amortization” in the consolidated statements of operations.

During the years ended December 31, 2022, 2021 and 2020, the Company recorded the following net gain on sale of containers, included in “gain on sale of owned fleet containers, net” in the consolidated statements of operations:

	2022		2021		2020
	Units	Amount	Units	Amount	Units	Amount
Gain on sale of previously written down owned fleet containers, net	2,765	$431	3,430	$2,165	51,541	$15,451
Gain on sale of owned fleet containers not written down, net	77,217	76,516	50,550	65,064	54,807	11,779
Gain on sale of owned fleet containers, net	79,982	$76,947	53,980	$67,229	106,348	$27,230

Gain on sale of owned fleet containers, net

The Company also generally sells containers at the end of their useful lives or when it is financially attractive to do so. The gain on sale of owned fleet containers is the excess of the sale price over the carrying value for these units at the time of sale. Revenue is recorded when control of the containers is transferred to the customer, which typically occurs upon delivery to, or pick-up by, the customer and when collectability is reasonably assured.

Gain on sale of owned fleet containers, net, also includes gains (losses) recognized at the inception of sales-type leases of our owned fleet, representing the excess (deficiency) of the estimated fair value of containers placed on sales-type leases over (below) their book value.

(n)
Container Lessee Default Expense (Recovery), net

One of the Company’s customers became bankrupt in 2019. In 2021, the bankruptcy settlement agreement related to the restructuring of the previously insolvent customer was finalized. As a result of the assessment of the previously insolvent customer’s restructuring and successful exit from bankruptcy, the Company recorded a container loss recovery of $7,986 included in “container lessee default expense (recovery), net” in the consolidated statements of operations during the year ended December 31, 2021. The Company did not submit a final insurance claim after its review of the previously insolvent customer’s restructuring plan, therefore, the insurance receivable of $2,106 was written-off and included in “container lessee default expense (recovery), net” in the consolidated statements of operations during the year ended December 31, 2021.

(o)
Income Taxes

The Company uses the asset and liability method to account for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded when the realization of a deferred tax asset is deemed to be unlikely.

The Company also accounts for income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in the recognition or measurement are reflected in the period in which the change in judgment occurs. If there are findings in future regulatory examinations of the Company’s tax returns, those findings may result in an adjustment to income tax expense.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

(p)
Debt Issuance Costs

The Company capitalizes costs directly associated with the issuance or modification of its debt and the balance of the debt issuance costs, net of amortization, are netted against the debt recorded in the consolidated balance sheets.

Debt issuance costs are amortized using the interest rate method and the straight-line method over the general terms of the related fixed principal payment debt and the related revolving debt facilities, respectively, and the amortization is recorded as “interest expense” in the consolidated statements of operations. In 2022, 2021 and 2020, debt issuance costs of $4,370, $27,895 and $13,637, respectively, were capitalized and amortization of debt issuance costs of $10,001, $9,723 and $7,712, respectively, were recorded in interest expense.

When the Company’s debt is modified or terminated prior to maturity, any unamortized debt issuance costs related to a decrease in borrowing capacity with any of the Company’s lenders is immediately written-off and recorded in “debt termination expense”. In 2021 and 2020, the Company recorded write-offs of unamortized debt issuance costs and bond discounts of $4,578 and $8,750, respectively (see Note 7 “Debt”). No unamortized debt issuance costs were written-off during the year ended December 31, 2022.

(q)
Derivative Instruments and Hedging

The Company has entered into various interest rate swap agreements to mitigate its exposure associated with its variable rate debt. The swap agreements involve payments by the Company to counterparties at fixed rates in return for receipts based upon variable rates indexed to the Secured Overnight Financing Rate (“SOFR”), which was the Company’s replacement rate due to London Inter Bank Offered Rate (“LIBOR”) transition. The fair value of the derivative instruments is measured at each balance sheet date and is reflected on a gross basis on the consolidated balance sheets. The Company establishes criteria for both the designation and effectiveness of hedging activities. A derivative instrument qualifies for hedge accounting if the Company expects it to be highly effective in offsetting the underlying hedged exposure and the Company fulfills the hedge documentation requirements. Formal hedge documentation is prepared for all derivative instruments designated as hedges, including a description of the hedged item, the hedging instrument, and the risk being hedged. As of December 31, 2022 and 2021, all of the Company’s derivative instruments are designated as cash flow hedges for accounting purposes (see Note 8 “Derivative Instruments” for further discussions).

Derivative instruments that are designated as cash flow hedges for accounting purposes are considered effective hedges and are recorded using hedge accounting. Under cash flow hedging, the change in fair value of derivative instruments is initially reported in the consolidated balance sheets as a component of “accumulated other comprehensive income” and reclassified to earnings in “interest expense, net” when realized or when hedged interest payments are recognized.

(r)
Share Options and Restricted Share Units

The Company estimates the fair value of all employee share options, restricted share units (“RSU”) and performance restricted share units (“PSU”) awarded under its 2019 Share Incentive Plan (the “2019 Plan”) on the grant date. The Company uses the Black-Scholes-Merton (“Black-Scholes”) option-pricing model to determine the estimated fair value for share options. The Company uses the fair market value of the Company’s common shares on the grant date, discounted for estimated dividends that will not be received by the employees during the vesting period, for determining the estimated fair value for time based RSUs. For PSUs or market based restricted share units that were granted with a market condition, the Company uses the Monte-Carlo simulation valuation model. See Note 11 “Share-Based Compensation” for further discussions.

Compensation expense for share options and RSUs with only a service condition is recognized on a straight-line basis over the requisite service period, generally the vesting period of the award. Provided that the requisite service period is rendered, compensation expense for PSUs with a market condition is recognized on a straight-line basis even if the market condition is not achieved. Compensation expense is recognized net of forfeitures that are estimated at the time of grant based on the Company’s historical experience and revised in subsequent periods if actual forfeitures differ from those estimates. The expected forfeiture rate was 3.5%, 3.4% and 3.5% as of December 31, 2022, 2021 and 2020, respectively.

(s)
Comprehensive Income

The Company discloses the effect of its foreign currency translation adjustment, change in fair value of cash flow hedging derivative instruments, and reclassification of realized gain or loss on cash flow hedging instruments as components of “other comprehensive income” in the Company’s consolidated statements of comprehensive income.

(t)
Fair Value Measurements

Fair value represents the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date. The Company utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those levels:

•
Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2: Inputs other than quoted prices which are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
•
Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

As of December 31, 2022 and 2021, the carrying amounts of cash and cash equivalents, restricted cash, accounts receivable and payable, due from affiliates, net, container contracts payable, and due to container investors, net, approximate their fair values due to the short-term nature of these financial instruments. See Note 1 (m) “Containers”, Note 4 “Leases”, Note 7 “Debt” and Note 8 “Derivative Instruments” for further discussions on fair value of containers held for sale, fair value of net investment in finance leases and container leaseback financing receivable, fair value of debt, and fair value of derivative instruments, respectively.

Fair Value of Marketable Equity Securities

As of December 31, 2022 and 2021, the Company held investments in marketable equity securities with readily determinable fair values of $1,411 and $2,866, respectively. The fair value of investments in marketable equity securities is measured at each balance sheet date based on quoted market prices (Level 1) and the change in fair value of marketable equity securities still held as of December 31, 2022 and 2021 was $(502) and $(589) during the years ended December 31, 2022 and 2021, respectively, which was recorded as “unrealized (loss) gain on financial instruments, net” in the consolidated statements of operations.

(u)
Reclassifications and Changes in Presentation

Certain prior period amounts for the years ended December 31, 2021 and 2020 have been reclassified to conform to the current period presentation as discussed below:

•
The Company reclassified the total lease rental income out of the previously reported line items “lease rental income - owned fleet” and “lease rental income - managed fleet” to the line items “operating leases – owned fleet”, “operating leases – managed fleet” and “finance leases and container leaseback financing receivable – owned fleet” to additionally present breakdown of total lease rental income by lease type in the consolidated statements of operations.
•
The Company reclassified the amounts out of the separate line item “amortization expense” to be included within the line item “depreciation and amortization” in the consolidated statements of operations and in the consolidated statements of cash flows.
•
The Company reclassified the amounts out of the previously reported line item “interest income” to be included within the line item “other, net” in the consolidated statements of operations.
•
The Company reclassified the fixed asset purchase amounts out of the previously reported line item “purchase of containers and fixed assets” to be included to the separate line item “other” in the consolidated statements of cash flows.
•
The Company combined the previously reported separate line items for the preferred share issuances to be included within the line item “cumulative redeemable perpetual preferred shares” in total shareholders’ equity in the consolidated balance sheets.

The changes in the presentation have no impact on “total lease rental income”, “total operating expenses”, and “net income”.

(v)
Recently Issued Accounting Standards and Pronouncements

In March 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). In January 2021, the FASB also issued Accounting Standards Update No 2021-01, Reference Rate Reform: Scope (“ASU 2021-01”), which expands the scope of Topic 848. In December 2022, the FASB also issued Accounting Standards Update No 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”), which defers the sunset date from December 31, 2022 to December 31, 2024. The amendments provide optional guidance for a limited time to ease the potential burden in accounting for reference rate reform. As of December 31, 2022, the Company completed its amendment of all variable rate debt agreements and interest rate swap contracts due to replacement of LIBOR to SOFR. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements.

In July 2021, the FASB issued Accounting Standards Update No. 2021-05, Leases (Topic 842), Lessors – Certain Leases with Variable Lease Payments (“ASU 2021-05”). The amendment provides guidance to clarify lessor’s accounting for certain leases with variable lease payments by amending the lessor lease classification requirements under Topic 842. ASU 2021-05 requires a lessor to classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if both of the following criteria are met: 1) The lease would have been classified as a sales-type lease or a direct financing lease in accordance with the classification criteria in Topic 842; and 2) The lessor would have otherwise recognized a day-one loss. The Company adopted ASU 2021-05 effective January 1, 2022 on a prospective basis. Based on the nature of the Company’s finance leases, the adoption of this guidance did not have an impact on the Company’s consolidated financial statements.

In March 2022, the FASB issued Accounting Standards Update No. 2022-02, Financial Instruments – Credit Losses (Topic 326), Troubled Debt Restructurings and Vintage Disclosures (“ASU 2022-02”). The amendment eliminates the accounting guidance for troubled debt restructurings by creditors in Topic 310 - Receivables and amends the disclosure requirements for restructurings involving borrowers that are experiencing financial difficulty under ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, which was adopted by the Company on the effective date of January 1, 2020. ASU 2022-02 requires disclosure of current period gross write-offs by year of origination for financing receivables and net investment in finance leases and must be included in the vintage disclosure of the amortized cost basis of financing receivables and net investment in finance leases by credit quality indicator and by year of origination as required by ASU 2016-13. ASU 2022-02 is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company will adopt ASU 2022-02 effective January 1, 2023 on a prospective basis and expects no impact on the Company’s consolidated financial statements other than the enhanced disclosure requirements.